Shareholder Report			12 Months Ended
		Sep. 01, 2024	Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			DBX ETF TRUST
Entity Central Index Key			0001503123
Entity Investment Company Type			N-1A
Document Period End Date			Aug. 31, 2025
C000191729
Shareholder Report [Line Items]
Fund Name			Xtrackers High Beta High Yield Bond ETF
Class Name			Xtrackers High Beta High Yield Bond ETF
Trading Symbol			HYUP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

The Fund returned 9.45% for the period ended August 31, 2025. The Fund's underlying index returned 9.53% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Line Graph [Table Text Block]
	Xtrackers High Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,000	$10,011	$9,939	$9,994
2/28/18	$9,905	$9,914	$9,845	$9,906
3/31/18	$9,808	$9,821	$9,895	$9,846
4/30/18	$9,908	$9,921	$9,829	$9,914
5/31/18	$9,934	$9,944	$9,882	$9,928
6/30/18	$10,000	$10,008	$9,868	$9,966
7/31/18	$10,134	$10,147	$9,889	$10,087
8/31/18	$10,206	$10,214	$9,937	$10,157
9/30/18	$10,275	$10,288	$9,895	$10,212
10/31/18	$10,045	$10,064	$9,812	$10,053
11/30/18	$9,932	$9,949	$9,856	$9,993
12/31/18	$9,621	$9,643	$10,010	$9,774
1/31/19	$10,158	$10,183	$10,148	$10,237
2/28/19	$10,373	$10,394	$10,159	$10,406
3/31/19	$10,467	$10,490	$10,343	$10,506
4/30/19	$10,646	$10,669	$10,357	$10,637
5/31/19	$10,433	$10,457	$10,516	$10,497
6/30/19	$10,744	$10,761	$10,665	$10,766
7/31/19	$10,800	$10,820	$10,696	$10,818
8/31/19	$10,805	$10,814	$10,939	$10,866
9/30/19	$10,820	$10,836	$10,891	$10,888
10/31/19	$10,855	$10,867	$10,926	$10,926
11/30/19	$10,858	$10,884	$10,924	$10,958
12/31/19	$11,190	$11,215	$10,940	$11,175
1/31/20	$11,125	$11,148	$11,137	$11,146
2/29/20	$10,877	$10,897	$11,304	$10,960
3/31/20	$9,552	$9,510	$11,083	$9,840
4/30/20	$9,785	$9,759	$11,305	$10,185
5/31/20	$10,307	$10,278	$11,410	$10,610
6/30/20	$10,363	$10,329	$11,506	$10,630
7/31/20	$10,906	$10,871	$11,708	$11,142
8/31/20	$11,063	$11,028	$11,640	$11,223
9/30/20	$10,929	$10,904	$11,619	$11,099
10/31/20	$10,933	$10,923	$11,578	$11,132
11/30/20	$11,521	$11,510	$11,729	$11,551
12/31/20	$11,824	$11,800	$11,769	$11,752
1/31/21	$11,856	$11,834	$11,695	$11,765
2/28/21	$11,902	$11,882	$11,544	$11,775
3/31/21	$11,973	$11,960	$11,410	$11,822
4/30/21	$12,108	$12,090	$11,506	$11,932
5/31/21	$12,129	$12,106	$11,550	$11,953
6/30/21	$12,283	$12,269	$11,634	$12,094
7/31/21	$12,292	$12,278	$11,751	$12,120
8/31/21	$12,358	$12,352	$11,743	$12,189
9/30/21	$12,371	$12,362	$11,643	$12,181
10/31/21	$12,313	$12,303	$11,633	$12,142
11/30/21	$12,140	$12,126	$11,647	$12,011
12/31/21	$12,449	$12,438	$11,639	$12,258
1/31/22	$12,059	$12,048	$11,384	$11,910
2/28/22	$11,948	$11,941	$11,229	$11,813
3/31/22	$11,859	$11,855	$10,928	$11,724
4/30/22	$11,331	$11,318	$10,520	$11,269
5/31/22	$11,322	$11,307	$10,578	$11,366
6/30/22	$10,394	$10,375	$10,367	$10,561
7/31/22	$11,131	$11,116	$10,627	$11,256
8/31/22	$10,805	$10,802	$10,351	$10,904
9/30/22	$10,315	$10,297	$9,905	$10,471
10/31/22	$10,715	$10,697	$9,796	$10,820
11/30/22	$10,882	$10,872	$10,162	$11,003
12/31/22	$10,768	$10,748	$10,127	$10,910
1/31/23	$11,274	$11,267	$10,441	$11,338
2/28/23	$11,130	$11,127	$10,185	$11,168
3/31/23	$11,151	$11,147	$10,424	$11,327
4/30/23	$11,257	$11,253	$10,487	$11,407
5/31/23	$11,118	$11,118	$10,379	$11,279
6/30/23	$11,424	$11,421	$10,362	$11,476
7/31/23	$11,622	$11,627	$10,373	$11,628
8/31/23	$11,681	$11,687	$10,310	$11,659
9/30/23	$11,558	$11,561	$10,064	$11,519
10/31/23	$11,319	$11,331	$9,913	$11,379
11/30/23	$11,879	$11,893	$10,359	$11,900
12/31/23	$12,426	$12,436	$10,752	$12,342
1/31/24	$12,379	$12,392	$10,727	$12,317
2/29/24	$12,467	$12,483	$10,598	$12,349
3/31/24	$12,612	$12,621	$10,702	$12,485
4/30/24	$12,470	$12,481	$10,452	$12,359
5/31/24	$12,608	$12,617	$10,625	$12,501
6/30/24	$12,712	$12,720	$10,722	$12,619
7/31/24	$13,041	$13,058	$10,966	$12,881
8/31/24	$13,266	$13,271	$11,127	$13,087
9/30/24	$13,570	$13,581	$11,294	$13,309
10/31/24	$13,511	$13,525	$11,037	$13,223
11/30/24	$13,704	$13,711	$11,154	$13,372
12/31/24	$13,648	$13,665	$10,985	$13,313
1/31/25	$13,866	$13,884	$11,051	$13,505
2/28/25	$13,956	$13,981	$11,280	$13,596
3/31/25	$13,710	$13,744	$11,277	$13,458
4/30/25	$13,662	$13,698	$11,317	$13,477
5/31/25	$13,955	$13,993	$11,260	$13,701
6/30/25	$14,258	$14,280	$11,435	$13,945
7/31/25	$14,322	$14,347	$11,419	$13,985
8/31/25	$14,520	$14,536	$11,556	$14,147

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers High Beta High Yield Bond ETF - NAV	9.45%	5.59%	5.00%
Solactive USD High Yield Corporates Total Market High Beta Index	9.53%	5.68%	5.01%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	1.91%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	4.64%

AssetsNet			$ 17,010,509
Holdings Count | Holding			650
Advisory Fees Paid, Amount			$ 23,733
InvestmentCompanyPortfolioTurnover			66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	17,010,509
Number of Portfolio Holdings	650
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	23,733
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Communications	24%
Consumer, Cyclical	16%
Consumer, Non-cyclical	14%
Financial	13%
Energy	12%
Basic Materials	7%
Industrial	6%
Technology	5%
Utilities	3%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	79%
Canada	5%
United Kingdom	4%
Luxembourg	2%
Japan	2%
Other	5%

Largest Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
BBB	2%
BB	49%
B	35%
CCC	13%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000194565
Shareholder Report [Line Items]
Fund Name			Xtrackers Low Beta High Yield Bond ETF
Class Name			Xtrackers Low Beta High Yield Bond ETF
Trading Symbol			HYDW
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

The Fund returned 6.15% for the period ended August 31, 2025. The Fund's underlying index returned 6.34% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Capital Goods.

Line Graph [Table Text Block]
	Xtrackers Low Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$9,972	$9,980	$9,939	$9,994
2/28/18	$9,894	$9,899	$9,845	$9,906
3/31/18	$9,867	$9,877	$9,895	$9,846
4/30/18	$9,892	$9,905	$9,829	$9,914
5/31/18	$9,892	$9,906	$9,882	$9,928
6/30/18	$9,905	$9,913	$9,868	$9,966
7/31/18	$9,998	$10,011	$9,889	$10,087
8/31/18	$10,072	$10,083	$9,937	$10,157
9/30/18	$10,103	$10,115	$9,895	$10,212
10/31/18	$10,006	$10,027	$9,812	$10,053
11/30/18	$10,012	$10,029	$9,856	$9,993
12/31/18	$9,894	$9,912	$10,010	$9,774
1/31/19	$10,256	$10,278	$10,148	$10,237
2/28/19	$10,371	$10,394	$10,159	$10,406
3/31/19	$10,473	$10,497	$10,343	$10,506
4/30/19	$10,543	$10,569	$10,357	$10,637
5/31/19	$10,490	$10,513	$10,516	$10,497
6/30/19	$10,713	$10,737	$10,665	$10,766
7/31/19	$10,752	$10,779	$10,696	$10,818
8/31/19	$10,863	$10,882	$10,939	$10,866
9/30/19	$10,879	$10,901	$10,891	$10,888
10/31/19	$10,921	$10,944	$10,926	$10,926
11/30/19	$10,962	$10,988	$10,924	$10,958
12/31/19	$11,041	$11,073	$10,940	$11,175
1/31/20	$11,053	$11,082	$11,137	$11,146
2/29/20	$10,934	$10,959	$11,304	$10,960
3/31/20	$10,148	$10,121	$11,083	$9,840
4/30/20	$10,578	$10,564	$11,305	$10,185
5/31/20	$10,876	$10,853	$11,410	$10,610
6/30/20	$10,857	$10,838	$11,506	$10,630
7/31/20	$11,332	$11,316	$11,708	$11,142
8/31/20	$11,336	$11,324	$11,640	$11,223
9/30/20	$11,209	$11,195	$11,619	$11,099
10/31/20	$11,254	$11,240	$11,578	$11,132
11/30/20	$11,502	$11,494	$11,729	$11,551
12/31/20	$11,620	$11,609	$11,769	$11,752
1/31/21	$11,611	$11,601	$11,695	$11,765
2/28/21	$11,585	$11,574	$11,544	$11,775
3/31/21	$11,593	$11,590	$11,410	$11,822
4/30/21	$11,682	$11,677	$11,506	$11,932
5/31/21	$11,706	$11,699	$11,550	$11,953
6/30/21	$11,819	$11,815	$11,634	$12,094
7/31/21	$11,863	$11,857	$11,751	$12,120
8/31/21	$11,917	$11,920	$11,743	$12,189
9/30/21	$11,888	$11,891	$11,643	$12,181
10/31/21	$11,868	$11,870	$11,633	$12,142
11/30/21	$11,783	$11,783	$11,647	$12,011
12/31/21	$11,956	$11,957	$11,639	$12,258
1/31/22	$11,656	$11,658	$11,384	$11,910
2/28/22	$11,570	$11,570	$11,229	$11,813
3/31/22	$11,480	$11,482	$10,928	$11,724
4/30/22	$11,114	$11,114	$10,520	$11,269
5/31/22	$11,332	$11,332	$10,578	$11,366
6/30/22	$10,681	$10,676	$10,367	$10,561
7/31/22	$11,319	$11,312	$10,627	$11,256
8/31/22	$10,922	$10,922	$10,351	$10,904
9/30/22	$10,577	$10,568	$9,905	$10,471
10/31/22	$10,865	$10,861	$9,796	$10,820
11/30/22	$11,042	$11,045	$10,162	$11,003
12/31/22	$10,996	$10,986	$10,127	$10,910
1/31/23	$11,313	$11,314	$10,441	$11,338
2/28/23	$11,114	$11,117	$10,185	$11,168
3/31/23	$11,401	$11,406	$10,424	$11,327
4/30/23	$11,458	$11,462	$10,487	$11,407
5/31/23	$11,331	$11,341	$10,379	$11,279
6/30/23	$11,426	$11,435	$10,362	$11,476
7/31/23	$11,515	$11,529	$10,373	$11,628
8/31/23	$11,517	$11,531	$10,310	$11,659
9/30/23	$11,366	$11,375	$10,064	$11,519
10/31/23	$11,307	$11,322	$9,913	$11,379
11/30/23	$11,782	$11,803	$10,359	$11,900
12/31/23	$12,115	$12,134	$10,752	$12,342
1/31/24	$12,106	$12,131	$10,727	$12,317
2/29/24	$12,082	$12,107	$10,598	$12,349
3/31/24	$12,215	$12,240	$10,702	$12,485
4/30/24	$12,106	$12,133	$10,452	$12,359
5/31/24	$12,247	$12,276	$10,625	$12,501
6/30/24	$12,378	$12,407	$10,722	$12,619
7/31/24	$12,542	$12,577	$10,966	$12,881
8/31/24	$12,746	$12,773	$11,127	$13,087
9/30/24	$12,858	$12,893	$11,294	$13,309
10/31/24	$12,738	$12,775	$11,037	$13,222
11/30/24	$12,848	$12,881	$11,154	$13,372
12/31/24	$12,774	$12,809	$10,985	$13,313
1/31/25	$12,932	$12,970	$11,051	$13,505
2/28/25	$13,012	$13,052	$11,280	$13,596
3/31/25	$12,967	$13,015	$11,277	$13,458
4/30/25	$13,048	$13,096	$11,317	$13,477
5/31/25	$13,201	$13,252	$11,260	$13,706
6/30/25	$13,383	$13,438	$11,435	$13,945
7/31/25	$13,393	$13,450	$11,419	$13,985
8/31/25	$13,530	$13,584	$11,556	$14,147

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers Low Beta High Yield Bond ETF - NAV	6.15%	3.60%	4.04%
Solactive USD High Yield Corporates Total Market Low Beta Index	6.34%	3.71%	4.09%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	1.91%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	4.64%

AssetsNet			$ 146,674,445
Holdings Count | Holding			570
Advisory Fees Paid, Amount			$ 523,541
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	146,674,445
Number of Portfolio Holdings	570
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	523,541
Modified duration to worst	2.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Consumer, Non-cyclical	22%
Consumer, Cyclical	17%
Industrial	15%
Financial	15%
Energy	8%
Communications	6%
Technology	5%
Basic Materials	4%
Utilities	4%

Geographical Diversification

Country	% of Net Assets
United States	85%
Canada	5%
Netherlands	2%
Other	4%

Largest Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
BBB	10%
BB	80%
B	9%
CCC	0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000232992
Shareholder Report [Line Items]
Fund Name			Xtrackers Risk Managed USD High Yield Strategy ETF
Class Name			Xtrackers Risk Managed USD High Yield Strategy ETF
Trading Symbol			HYRM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$25	0.24%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the Underlying Index). The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.

The Fund returned 5.34% for the period ended August 31, 2025. The Fund's underlying index returned 5.74% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 2/10/22
Xtrackers Risk Managed USD High Yield Strategy ETF - NAV	5.34%	3.99%
Adaptive Wealth Strategies Risk Managed High Yield Index	5.74%	4.30%
Bloomberg U.S. Universal Bond Index	3.72%	0.67%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.94%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Material Change Date		Sep. 01, 2024
AssetsNet			$ 47,701,300
Holdings Count | Holding			4
Advisory Fees Paid, Amount			$ 109,776
InvestmentCompanyPortfolioTurnover			100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	47,701,300
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	109,776
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Largest Holdings [Text Block]

Credit Quality*

Credit Rating	% of Net Assets
BBB	6%
BB	63%
B	23%
CCC	7%

Material Fund Change [Text Block]			The Fund changed from a non-diversified fund to a diversified fund.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000191727
Shareholder Report [Line Items]
Fund Name			Xtrackers Short Duration High Yield Bond ETF
Class Name			Xtrackers Short Duration High Yield Bond ETF
Trading Symbol			SHYL
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index). The Underlying Index is designed to track the performance of short-term publicly issued US dollar denominated below investment grade corporate debt.

The Fund returned 8.24% for the period ended August 31, 2025. The Fund's underlying index returned 8.24% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Line Graph [Table Text Block]
	Xtrackers Short Duration High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/10/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,019	$10,025	$9,952	$9,965
2/28/18	$9,978	$9,986	$9,857	$9,876
3/31/18	$9,954	$9,957	$9,907	$9,817
4/30/18	$10,016	$10,028	$9,841	$9,884
5/31/18	$10,055	$10,065	$9,895	$9,898
6/30/18	$10,093	$10,098	$9,880	$9,936
7/31/18	$10,188	$10,198	$9,901	$10,057
8/31/18	$10,247	$10,249	$9,950	$10,126
9/30/18	$10,308	$10,311	$9,907	$10,181
10/31/18	$10,177	$10,192	$9,824	$10,023
11/30/18	$10,140	$10,147	$9,868	$9,963
12/31/18	$9,939	$9,948	$10,023	$9,745
1/31/19	$10,315	$10,320	$10,161	$10,206
2/28/19	$10,458	$10,463	$10,172	$10,374
3/31/19	$10,514	$10,519	$10,356	$10,475
4/30/19	$10,597	$10,601	$10,370	$10,606
5/31/19	$10,504	$10,503	$10,529	$10,465
6/30/19	$10,676	$10,680	$10,678	$10,734
7/31/19	$10,714	$10,719	$10,710	$10,786
8/31/19	$10,735	$10,734	$10,952	$10,833
9/30/19	$10,741	$10,747	$10,905	$10,856
10/31/19	$10,761	$10,770	$10,940	$10,894
11/30/19	$10,747	$10,772	$10,938	$10,925
12/31/19	$10,931	$10,966	$10,954	$11,141
1/31/20	$10,905	$10,940	$11,151	$11,113
2/29/20	$10,763	$10,804	$11,318	$10,927
3/31/20	$9,732	$9,700	$11,097	$9,810
4/30/20	$9,926	$9,970	$11,319	$10,154
5/31/20	$10,241	$10,278	$11,425	$10,578
6/30/20	$10,314	$10,352	$11,520	$10,598
7/31/20	$10,699	$10,734	$11,722	$11,109
8/31/20	$10,796	$10,832	$11,655	$11,190
9/30/20	$10,721	$10,759	$11,634	$11,065
10/31/20	$10,753	$10,789	$11,592	$11,099
11/30/20	$11,119	$11,160	$11,743	$11,516
12/31/20	$11,308	$11,345	$11,784	$11,717
1/31/21	$11,357	$11,393	$11,710	$11,730
2/28/21	$11,420	$11,457	$11,559	$11,775
3/31/21	$11,499	$11,546	$11,424	$11,787
4/30/21	$11,594	$11,641	$11,520	$11,896
5/31/21	$11,634	$11,679	$11,564	$11,917
6/30/21	$11,721	$11,775	$11,648	$12,057
7/31/21	$11,715	$11,769	$11,765	$12,084
8/31/21	$11,753	$11,823	$11,758	$12,153
9/30/21	$11,768	$11,839	$11,657	$12,144
10/31/21	$11,773	$11,846	$11,648	$12,106
11/30/21	$11,673	$11,744	$11,662	$11,975
12/31/21	$11,832	$11,911	$11,654	$12,221
1/31/22	$11,644	$11,721	$11,398	$11,874
2/28/22	$11,586	$11,658	$11,243	$11,778
3/31/22	$11,556	$11,630	$10,941	$11,689
4/30/22	$11,308	$11,375	$10,533	$11,235
5/31/22	$11,355	$11,422	$10,591	$11,332
6/30/22	$10,759	$10,815	$10,380	$10,530
7/31/22	$11,280	$11,348	$10,641	$11,222
8/31/22	$11,065	$11,143	$10,364	$10,871
9/30/22	$10,795	$10,861	$9,917	$10,440
10/31/22	$11,101	$11,166	$9,809	$10,788
11/30/22	$11,245	$11,309	$10,174	$10,970
12/31/22	$11,205	$11,261	$10,140	$10,877
1/31/23	$11,541	$11,609	$10,454	$11,304
2/28/23	$11,445	$11,506	$10,197	$11,134
3/31/23	$11,544	$11,601	$10,437	$11,293
4/30/23	$11,634	$11,689	$10,500	$11,373
5/31/23	$11,539	$11,602	$10,392	$11,245
6/30/23	$11,731	$11,791	$10,375	$11,442
7/31/23	$11,848	$11,914	$10,386	$11,593
8/31/23	$11,910	$11,975	$10,323	$11,624
9/30/23	$11,850	$11,909	$10,077	$11,485
10/31/23	$11,724	$11,787	$9,925	$11,345
11/30/23	$12,132	$12,200	$10,372	$11,864
12/31/23	$12,512	$12,579	$10,766	$12,305
1/31/24	$12,501	$12,572	$10,740	$12,281
2/29/24	$12,580	$12,654	$10,611	$12,312
3/31/24	$12,683	$12,753	$10,715	$12,448
4/30/24	$12,594	$12,667	$10,465	$12,322
5/31/24	$12,714	$12,790	$10,638	$12,464
6/30/24	$12,823	$12,899	$10,736	$12,581
7/31/24	$13,055	$13,138	$10,979	$12,842
8/31/24	$13,250	$13,324	$11,141	$13,048
9/30/24	$13,474	$13,557	$11,292	$13,309
10/31/24	$13,442	$13,527	$11,036	$13,223
11/30/24	$13,587	$13,665	$11,152	$13,372
12/31/24	$13,563	$13,640	$10,984	$13,313
1/31/25	$13,742	$13,822	$11,050	$13,505
2/28/25	$13,825	$13,912	$11,278	$13,596
3/31/25	$13,681	$13,775	$11,276	$13,458
4/30/25	$13,701	$13,794	$11,315	$13,477
5/31/25	$13,918	$14,014	$11,258	$13,701
6/30/25	$14,134	$14,216	$11,433	$13,945
7/31/25	$14,183	$14,267	$11,417	$13,985
8/31/25	$14,342	$14,422	$11,554	$14,147

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 1/10/18
Xtrackers Short Duration High Yield Bond ETF - NAV	8.24%	5.84%	4.83%
Solactive USD High Yield Corporates Total Market 0-5 Year Index	8.24%	5.89%	4.90%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	1.91%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	4.60%

AssetsNet			$ 224,464,085
Holdings Count | Holding			793
Advisory Fees Paid, Amount			$ 293,239
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	224,464,085
Number of Portfolio Holdings	793
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	293,239
Modified duration to worst	2.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Communications	18%
Consumer, Cyclical	17%
Consumer, Non-cyclical	17%
Financial	15%
Energy	9%
Industrial	9%
Technology	5%
Basic Materials	5%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	81%
Canada	6%
United Kingdom	2%
Luxembourg	2%
Japan	2%
Other	4%

Largest Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
BBB	5%
BB	63%
B	21%
CCC	10%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000245668
Shareholder Report [Line Items]
Fund Name			Xtrackers USD High Yield BB-B ex Financials ETF
Class Name			Xtrackers USD High Yield BB-B ex Financials ETF
Trading Symbol			BHYB
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index). The Underlying Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The Fund returned 7.13% for the period ended August 31, 2025. The Fund's underlying index returned 7.21% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Communications and Consumer Non-Cyclical.

Line Graph [Table Text Block]
	Xtrackers USD High Yield BB-B ex Financials ETF - NAV	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,047	$10,052	$9,975
11/30/23	$10,507	$10,515	$10,424
12/31/23	$10,856	$10,862	$10,820
1/31/24	$10,867	$10,876	$10,794
2/29/24	$10,864	$10,877	$10,665
3/31/24	$10,991	$11,002	$10,769
4/30/24	$10,883	$10,897	$10,518
5/31/24	$11,001	$11,012	$10,692
6/30/24	$11,108	$11,119	$10,790
7/31/24	$11,287	$11,302	$11,035
8/31/24	$11,462	$11,474	$11,197
9/30/24	$11,582	$11,600	$11,353
10/31/24	$11,495	$11,513	$11,095
11/30/24	$11,614	$11,631	$11,212
12/31/24	$11,552	$11,569	$11,043
1/31/25	$11,709	$11,723	$11,109
2/28/25	$11,781	$11,802	$11,339
3/31/25	$11,676	$11,700	$11,336
4/30/25	$11,686	$11,711	$11,376
5/31/25	$11,878	$11,898	$11,318
6/30/25	$12,095	$12,122	$11,495
7/31/25	$12,127	$12,155	$11,478
8/31/25	$12,279	$12,302	$11,616

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 10/27/23
Xtrackers USD High Yield BB-B ex Financials ETF - NAV	7.13%	11.74%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index	7.21%	11.85%
Bloomberg U.S. Universal Bond Index	3.72%	8.46%

AssetsNet			$ 1,138,324,192
Holdings Count | Holding			1,460
Advisory Fees Paid, Amount			$ 1,604,517
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,138,324,192
Number of Portfolio Holdings	1,460
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,604,517
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	17%
Communications	15%
Energy	13%
Industrial	12%
Basic Materials	7%
Financial	5%
Technology	4%
Utilities	4%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	83%
Canada	5%
United Kingdom	2%
Japan	2%
Other	5%

Largest Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	70%
B	24%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000138373
Shareholder Report [Line Items]
Fund Name			Xtrackers USD High Yield Corporate Bond ETF
Class Name			Xtrackers USD High Yield Corporate Bond ETF
Trading Symbol			HYLB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$5	0.05%

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the Underlying Index). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

The Fund returned 8.17% for the period ended August 31, 2025. The Fund's underlying index returned 8.10% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the iBoxx USD Liquid High Yield Index, returned 8.44%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Line Graph [Table Text Block]
	Xtrackers USD High Yield Corporate Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	iBoxx USD Liquid High Yield Index
12/7/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,121	$10,132	$10,005	$10,086
1/31/17	$10,216	$10,243	$10,040	$10,195
2/28/17	$10,371	$10,396	$10,118	$10,348
3/31/17	$10,347	$10,374	$10,103	$10,320
4/30/17	$10,451	$10,474	$10,198	$10,422
5/31/17	$10,541	$10,568	$10,277	$10,523
6/30/17	$10,550	$10,578	$10,281	$10,534
7/31/17	$10,656	$10,693	$10,319	$10,647
8/31/17	$10,644	$10,684	$10,408	$10,630
9/30/17	$10,726	$10,762	$10,371	$10,713
10/31/17	$10,751	$10,795	$10,384	$10,745
11/30/17	$10,705	$10,753	$10,368	$10,703
12/31/17	$10,725	$10,771	$10,414	$10,723
1/31/18	$10,770	$10,823	$10,314	$10,771
2/28/18	$10,672	$10,727	$10,216	$10,671
3/31/18	$10,608	$10,663	$10,268	$10,612
4/30/18	$10,678	$10,736	$10,199	$10,694
5/31/18	$10,691	$10,751	$10,255	$10,713
6/30/18	$10,736	$10,792	$10,240	$10,759
7/31/18	$10,861	$10,923	$10,261	$10,888
8/31/18	$10,942	$10,999	$10,312	$10,969
9/30/18	$11,000	$11,059	$10,268	$11,028
10/31/18	$10,821	$10,887	$10,182	$10,850
11/30/18	$10,759	$10,822	$10,228	$10,797
12/31/18	$10,520	$10,584	$10,388	$10,564
1/31/19	$11,013	$11,086	$10,531	$11,069
2/28/19	$11,193	$11,268	$10,542	$11,248
3/31/19	$11,301	$11,377	$10,733	$11,356
4/30/19	$11,440	$11,519	$10,748	$11,502
5/31/19	$11,294	$11,367	$10,912	$11,343
6/30/19	$11,583	$11,658	$11,067	$11,631
7/31/19	$11,635	$11,715	$11,100	$11,698
8/31/19	$11,692	$11,767	$11,351	$11,750
9/30/19	$11,710	$11,791	$11,302	$11,785
10/31/19	$11,748	$11,832	$11,338	$11,831
11/30/19	$11,770	$11,866	$11,336	$11,880
12/31/19	$11,999	$12,101	$11,353	$12,112
1/31/20	$11,969	$12,070	$11,556	$12,071
2/29/20	$11,767	$11,868	$11,729	$11,872
3/31/20	$10,616	$10,656	$11,500	$10,659
4/30/20	$10,966	$11,029	$11,731	$11,038
5/31/20	$11,400	$11,489	$11,840	$11,502
6/30/20	$11,407	$11,511	$11,939	$11,485
7/31/20	$11,952	$12,066	$12,149	$12,035
8/31/20	$12,028	$12,154	$12,079	$12,126
9/30/20	$11,891	$12,019	$12,057	$11,974
10/31/20	$11,925	$12,055	$12,014	$12,015
11/30/20	$12,366	$12,508	$12,171	$12,467
12/31/20	$12,584	$12,726	$12,213	$12,677
1/31/21	$12,595	$12,740	$12,136	$12,706
2/28/21	$12,605	$12,752	$11,979	$12,713
3/31/21	$12,645	$12,802	$11,840	$12,763
4/30/21	$12,765	$12,921	$11,939	$12,889
5/31/21	$12,788	$12,944	$11,985	$12,917
6/30/21	$12,932	$13,096	$12,072	$13,062
7/31/21	$12,963	$13,125	$12,194	$13,087
8/31/21	$13,027	$13,200	$12,185	$13,170
9/30/21	$13,018	$13,190	$12,081	$13,148
10/31/21	$12,979	$13,149	$12,072	$13,111
11/30/21	$12,841	$13,007	$12,086	$12,969
12/31/21	$13,102	$13,274	$12,078	$13,244
1/31/22	$12,729	$12,897	$11,813	$12,865
2/28/22	$12,624	$12,792	$11,652	$12,777
3/31/22	$12,525	$12,696	$11,340	$12,664
4/30/22	$12,041	$12,203	$10,917	$12,167
5/31/22	$12,143	$12,308	$10,977	$12,285
6/30/22	$11,286	$11,437	$10,757	$11,412
7/31/22	$12,023	$12,189	$11,028	$12,194
8/31/22	$11,636	$11,808	$10,741	$11,772
9/30/22	$11,184	$11,340	$10,278	$11,333
10/31/22	$11,552	$11,717	$10,166	$11,689
11/30/22	$11,739	$11,915	$10,545	$11,950
12/31/22	$11,649	$11,814	$10,509	$11,824
1/31/23	$12,090	$12,278	$10,835	$12,292
2/28/23	$11,903	$12,094	$10,569	$12,092
3/31/23	$12,071	$12,266	$10,816	$12,253
4/30/23	$12,154	$12,353	$10,883	$12,352
5/31/23	$12,011	$12,214	$10,770	$12,196
6/30/23	$12,223	$12,428	$10,753	$12,403
7/31/23	$12,376	$12,592	$10,764	$12,575
8/31/23	$12,410	$12,626	$10,699	$12,602
9/30/23	$12,261	$12,474	$10,444	$12,450
10/31/23	$12,105	$12,322	$10,287	$12,286
11/30/23	$12,656	$12,887	$10,750	$12,856
12/31/23	$13,132	$13,366	$11,157	$13,350
1/31/24	$13,099	$13,339	$11,131	$13,317
2/29/24	$13,132	$13,373	$10,997	$13,349
3/31/24	$13,282	$13,521	$11,105	$13,503
4/30/24	$13,146	$13,384	$10,846	$13,360
5/31/24	$13,299	$13,538	$11,026	$13,521
6/30/24	$13,428	$13,665	$11,126	$13,654
7/31/24	$13,699	$13,948	$11,379	$13,936
8/31/24	$13,931	$14,172	$11,546	$14,154
9/30/24	$14,161	$14,413	$11,738	$14,447
10/31/24	$14,068	$14,319	$11,471	$14,366
11/30/24	$14,238	$14,481	$11,592	$14,535
12/31/24	$14,170	$14,417	$11,417	$14,469
1/31/25	$14,373	$14,625	$11,486	$14,677
2/28/25	$14,469	$14,723	$11,723	$14,774
3/31/25	$14,315	$14,574	$11,721	$14,635
4/30/25	$14,337	$14,594	$11,762	$14,648
5/31/25	$14,580	$14,842	$11,702	$14,898
6/30/25	$14,845	$15,101	$11,885	$15,174
7/31/25	$14,886	$15,144	$11,868	$15,236
8/31/25	$15,069	$15,320	$12,010	$15,416

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 12/7/16
Xtrackers USD High Yield Corporate Bond ETF - NAV	8.17%	4.61%	4.81%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	5.00%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	2.12%
iBoxx USD Liquid High Yield Index	8.44%	4.83%	5.08%

AssetsNet			$ 3,939,732,648
Holdings Count | Holding			1,222
Advisory Fees Paid, Amount			$ 1,767,646
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	3,939,732,648
Number of Portfolio Holdings	1,222
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,767,646
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Consumer, Non-cyclical	17%
Consumer, Cyclical	17%
Communications	16%
Financial	14%
Industrial	10%
Energy	10%
Basic Materials	5%
Technology	5%
Utilities	4%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	82%
Canada	5%
United Kingdom	2%
Luxembourg	2%
Other	6%

Largest Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	64%
B	22%
CCC	7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000261436
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Diversified Sector Weight ETF
Class Name			Xtrackers S&P 500 Diversified Sector Weight ETF
Trading Symbol			SPXD
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period July 24, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period July 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXD	$1Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period July 24, 2025 (commencement of operations) through August 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	[1]		$ 1
Expense Ratio, Percent	[2]		0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Diversified Sector Weight Index (the Underlying Index). The Underlying Index is designed to track the performance of the constituent securities of the S&P 500® Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500® Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500®, rather than a return tied principally to the business opportunities represented by the S&P 500’s® largest constituent companies.

The Fund returned 0.88% for the period ended August 31, 2025. The Fund's underlying index returned 0.91% and the Fund's broad-based index the S&P 500® Index returned 1.73% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Discretionary and Energy. Information Technology, Consumer Staples and Materials sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 7/24/25
Xtrackers S&P 500 Diversified Sector Weight ETF - NAV	0.88%
S&P 500® Diversified Sector Weight Index	0.91%
S&P 500® Index	1.73%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 6,053,031
Holdings Count | Holding			500
Advisory Fees Paid, Amount			$ 477
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,053,031
Number of Portfolio Holdings	500
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	477

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	15.5% of Net Assets
Berkshire Hathaway, Inc.	3.8%
Abbott Laboratories	1.8%
Jabil, Inc.	1.5%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
Costco Wholesale Corp.	1.2%
Walt Disney Co.	1.1%
Sysco Corp.	1.1%
Regeneron Pharmaceuticals, Inc.	1.1%
Apple, Inc.	1.1%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237217
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Growth Scored & Screened ETF
Class Name			Xtrackers S&P 500 Growth Scored & Screened ETF
Trading Symbol			SNPG
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Growth Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

The Fund returned 17.65% for the period ended August 31, 2025. The Fund's underlying index returned 17.83% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Communication Services, Information Technology and Consumer Discretionary. Health Care, Consumer Staples and Energy sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Growth Scored & Screened ETF - NAV	17.65%	28.89%
S&P 500® Growth Scored & Screened Index	17.83%	29.08%
S&P 500® Index	15.88%	22.25%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Material Change Date		Sep. 01, 2024
AssetsNet			$ 17,493,937
Holdings Count | Holding			128
Advisory Fees Paid, Amount			$ 23,567
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	17,493,937
Number of Portfolio Holdings	128
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	23,567

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	61.2% of Net Assets
Alphabet, Inc.	9.7%
Apple, Inc.	9.4%
Meta Platforms, Inc.	9.1%
NVIDIA Corp.	9.1%
Microsoft Corp.	8.7%
Visa, Inc.	3.9%
Eli Lilly & Co.	3.7%
Mastercard, Inc.	3.1%
Costco Wholesale Corp.	2.7%
Walmart, Inc.	1.8%

Material Fund Change Name [Text Block]			Effective February 10, 2025, the Fund changed its name from Xtrackers S&P 500 Growth ESG ETF to Xtrackers S&P 500 Growth Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P 500 Growth ESG Index to S&P 500 Growth Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000211086
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Scored & Screened ETF
Class Name			Xtrackers S&P 500 Scored & Screened ETF
Trading Symbol			SNPE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500®  Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  Index.

The Fund returned 13.56% for the period ended August 31, 2025. The Fund's underlying index returned 13.67% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. Health Care and Utilities sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 6/26/19
Xtrackers S&P 500 Scored & Screened ETF - NAV	13.56%	14.86%	16.30%
S&P 500® Scored & Screened Index	13.67%	14.98%	16.41%
S&P 500® Index	15.88%	14.74%	15.52%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 2,061,864,282
Holdings Count | Holding			322
Advisory Fees Paid, Amount			$ 1,677,638
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,061,864,282
Number of Portfolio Holdings	322
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,677,638

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	47.5% of Net Assets
NVIDIA Corp.	11.3%
Microsoft Corp.	10.0%
Apple, Inc.	9.2%
Alphabet, Inc.	5.9%
Meta Platforms, Inc.	4.3%
Visa, Inc.	1.6%
Eli Lilly & Co.	1.5%
Exxon Mobil Corp.	1.3%
Mastercard, Inc.	1.3%
Walmart, Inc.	1.1%

Material Fund Change Name [Text Block]			Effective February 10, 2025, the Fund changed its name from Xtrackers S&P 500 ESG ETF to Xtrackers S&P 500 Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P 500 ESG Index to S&P 500 Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237218
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Value Scored & Screened ETF
Class Name			Xtrackers S&P 500 Value Scored & Screened ETF
Trading Symbol			SNPV
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Value Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P 500 Value Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPV	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Value Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Value Index.

The Fund returned 9.69% for the period ended August 31, 2025. The Fund's underlying index returned 9.86% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Communication Services. Health Care and Utilities sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Value Scored & Screened ETF - NAV	9.69%	14.11%
S&P 500® Value Scored & Screened Index	9.86%	14.30%
S&P 500® Index	15.88%	22.25%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Material Change Date		Sep. 01, 2024
AssetsNet			$ 7,202,873
Holdings Count | Holding			257
Advisory Fees Paid, Amount			$ 10,997
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,202,873
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	10,997

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	32.2% of Net Assets
Apple, Inc.	9.4%
Microsoft Corp.	8.8%
Exxon Mobil Corp.	2.9%
Bank of America Corp.	1.9%
UnitedHealth Group, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Coca-Cola Co.	1.6%
Wells Fargo & Co.	1.6%
Advanced Micro Devices, Inc.	1.5%
Abbott Laboratories	1.3%

Material Fund Change Name [Text Block]			Effective February 10, 2025, the Fund changed its name from Xtrackers S&P 500 Value ESG ETF to Xtrackers S&P 500 Value Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P 500 Value ESG Index to S&P 500 Value Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000238398
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P Dividend Aristocrats Screened ETF
Class Name			Xtrackers S&P Dividend Aristocrats Screened ETF
Trading Symbol			SNPD
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P High Yield Dividend Aristocrats Screened® Index (the Underlying Index). The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

The Fund returned 0.67% for the period ended August 31, 2025. The Fund's underlying index returned 0.75% and the Fund's broad-based index the S&P Composite 1500® Index returned 15.06% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Utilities and Information Technology. Consumer Staples, Consumer Discretionary and Real Estate sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P Dividend Aristocrats Screened ETF - NAV	0.67%	5.82%
S&P High Yield Dividend Aristocrats Screened® Index	0.75%	5.95%
S&P Composite 1500® Index	15.06%	21.37%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Material Change Date		Sep. 01, 2024
AssetsNet			$ 6,268,114
Holdings Count | Holding			100
Advisory Fees Paid, Amount			$ 8,299
InvestmentCompanyPortfolioTurnover			31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,268,114
Number of Portfolio Holdings	100
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	8,299

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	23.9% of Net Assets
Franklin Resources, Inc.	3.5%
Verizon Communications, Inc.	3.3%
Realty Income Corp.	2.6%
UGI Corp.	2.4%
Eversource Energy	2.4%
AbbVie, Inc.	2.2%
Amcor PLC	1.9%
Chevron Corp.	1.9%
Archer-Daniels-Midland Co.	1.9%
Best Buy Co., Inc.	1.8%

Material Fund Change Name [Text Block]			Effective February 10, 2025, the Fund changed its name from Xtrackers S&P ESG Dividend Aristocrats ETF to Xtrackers S&P Dividend Aristocrats Screened ETF due to a change in the name of the Fund's Underlying Index from S&P ESG High Yield Dividend Aristocrats Index to S&P High Yield Dividend Aristocrats Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000223768
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P MidCap 400 Scored & Screened ETF
Class Name			Xtrackers S&P MidCap 400 Scored & Screened ETF
Trading Symbol			MIDE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400® Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

The Fund returned 7.25% for the period ended August 31, 2025. The Fund's underlying index returned 7.46% and the Fund's broad-based index the S&P Composite 1500® Index returned 15.06% during the same period, while the Fund's additional, more narrowly based index, the S&P MidCap 400® Index, returned 6.86%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 2/24/21
Xtrackers S&P MidCap 400 Scored & Screened ETF - NAV	7.25%	7.21%
S&P MidCap 400® Scored & Screened Index	7.46%	7.39%
S&P Composite 1500® Index	15.06%	13.01%
S&P MidCap 400® Index	6.86%	7.36%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Material Change Date		Sep. 01, 2024
AssetsNet			$ 4,842,096
Holdings Count | Holding			278
Advisory Fees Paid, Amount			$ 9,635
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,842,096
Number of Portfolio Holdings	278
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	9,635

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	10.0% of Net Assets
EMCOR Group, Inc.	1.3%
Comfort Systems USA, Inc.	1.2%
Pure Storage, Inc.	1.1%
iShares ESG Select Screened S&P Mid-Cap ETF	1.1%
RB Global, Inc.	1.0%
Flex Ltd.	1.0%
Burlington Stores, Inc.	0.9%
Guidewire Software, Inc.	0.8%
US Foods Holding Corp.	0.8%
Somnigroup International, Inc.	0.8%

Material Fund Change Name [Text Block]			Effective February 10, 2025, the Fund changed its name from Xtrackers S&P MidCap 400 ESG ETF to Xtrackers S&P MidCap 400 Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P MidCap 400 ESG Index to S&P MidCap 400 Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152993
Shareholder Report [Line Items]
Fund Name			Xtrackers FTSE Developed ex US Multifactor ETF
Class Name			Xtrackers FTSE Developed ex US Multifactor ETF
Trading Symbol			DEEF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$26	0.24%

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Net Tax (US RIC) Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The Fund returned 16.76% for the period ended August 31, 2025. The Fund's underlying index returned 17.28% and the Fund's broad-based index the FTSE Developed ex US Net Tax (US RIC) Index returned 15.09% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Consumer Staples. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and Israel while New Zealand, Ireland and Denmark contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers FTSE Developed ex US Multifactor ETF - NAV	FTSE Developed ex US Comprehensive Factor Index (the Underlying Index)	FTSE Developed ex US Net Tax (US RIC) Index
11/24/15	$10,000	$10,000	$10,000
11/30/15	$9,992	$9,987	$9,987
12/31/15	$9,912	$9,940	$9,823
1/31/16	$9,360	$9,403	$9,144
2/29/16	$9,340	$9,370	$9,003
3/31/16	$10,017	$10,075	$9,651
4/30/16	$10,214	$10,270	$9,943
5/31/16	$10,150	$10,232	$9,831
6/30/16	$9,882	$9,979	$9,554
7/31/16	$10,390	$10,488	$10,033
8/31/16	$10,321	$10,398	$10,059
9/30/16	$10,480	$10,594	$10,186
10/31/16	$10,099	$10,218	$9,983
11/30/16	$9,814	$9,934	$9,812
12/31/16	$10,042	$10,165	$10,126
1/31/17	$10,342	$10,471	$10,443
2/28/17	$10,525	$10,669	$10,586
3/31/17	$10,725	$10,876	$10,866
4/30/17	$11,047	$11,204	$11,108
5/31/17	$11,429	$11,595	$11,507
6/30/17	$11,471	$11,636	$11,523
7/31/17	$11,792	$11,964	$11,866
8/31/17	$11,887	$12,061	$11,854
9/30/17	$12,136	$12,309	$12,161
10/31/17	$12,413	$12,603	$12,379
11/30/17	$12,560	$12,762	$12,515
12/31/17	$12,811	$13,010	$12,752
1/31/18	$13,318	$13,546	$13,337
2/28/18	$12,797	$13,026	$12,701
3/31/18	$12,616	$12,855	$12,494
4/30/18	$12,842	$13,094	$12,806
5/31/18	$12,746	$13,003	$12,550
6/30/18	$12,488	$12,742	$12,374
7/31/18	$12,652	$12,913	$12,651
8/31/18	$12,519	$12,780	$12,437
9/30/18	$12,561	$12,828	$12,535
10/31/18	$11,530	$11,777	$11,491
11/30/18	$11,530	$11,781	$11,502
12/31/18	$11,068	$11,307	$10,924
1/31/19	$11,891	$12,152	$11,713
2/28/19	$12,061	$12,328	$11,983
3/31/19	$12,138	$12,414	$12,030
4/30/19	$12,230	$12,508	$12,357
5/31/19	$11,787	$12,057	$11,749
6/30/19	$12,323	$12,605	$12,453
7/31/19	$12,192	$12,479	$12,285
8/31/19	$11,953	$12,239	$11,972
9/30/19	$12,242	$12,540	$12,338
10/31/19	$12,647	$12,957	$12,757
11/30/19	$12,760	$13,077	$12,899
12/31/19	$13,128	$13,457	$13,357
1/31/20	$12,945	$13,274	$13,068
2/29/20	$11,769	$12,066	$11,916
3/31/20	$10,032	$10,287	$10,268
4/30/20	$10,836	$11,116	$11,000
5/31/20	$11,409	$11,709	$11,488
6/30/20	$11,648	$11,950	$11,896
7/31/20	$12,089	$12,404	$12,228
8/31/20	$12,847	$13,185	$12,864
9/30/20	$12,648	$12,989	$12,553
10/31/20	$12,221	$12,551	$12,083
11/30/20	$13,595	$13,964	$13,953
12/31/20	$14,228	$14,616	$14,685
1/31/21	$14,131	$14,521	$14,557
2/28/21	$14,142	$14,533	$14,901
3/31/21	$14,686	$15,105	$15,277
4/30/21	$15,095	$15,531	$15,755
5/31/21	$15,543	$15,999	$16,329
6/30/21	$15,419	$15,873	$16,138
7/31/21	$15,582	$16,056	$16,186
8/31/21	$15,762	$16,243	$16,431
9/30/21	$15,264	$15,742	$15,939
10/31/21	$15,462	$15,947	$16,341
11/30/21	$14,767	$15,231	$15,571
12/31/21	$15,549	$16,048	$16,373
1/31/22	$14,729	$15,203	$15,602
2/28/22	$14,629	$15,109	$15,379
3/31/22	$14,718	$15,210	$15,538
4/30/22	$13,930	$14,405	$14,536
5/31/22	$13,860	$14,330	$14,654
6/30/22	$12,631	$13,062	$13,235
7/31/22	$13,191	$13,644	$13,891
8/31/22	$12,649	$13,089	$13,270
9/30/22	$11,280	$11,677	$11,975
10/31/22	$11,639	$12,050	$12,629
11/30/22	$12,795	$13,245	$14,005
12/31/22	$12,889	$13,349	$13,941
1/31/23	$13,714	$14,203	$15,083
2/28/23	$13,385	$13,869	$14,690
3/31/23	$13,692	$14,198	$15,018
4/30/23	$13,994	$14,509	$15,423
5/31/23	$13,434	$13,934	$14,841
6/30/23	$13,994	$14,514	$15,505
7/31/23	$14,527	$15,069	$16,039
8/31/23	$14,114	$14,649	$15,411
9/30/23	$13,703	$14,236	$14,888
10/31/23	$13,103	$13,614	$14,247
11/30/23	$14,297	$14,857	$15,627
12/31/23	$15,093	$15,688	$16,496
1/31/24	$15,041	$15,636	$16,471
2/29/24	$15,173	$15,775	$16,792
3/31/24	$15,626	$16,256	$17,364
4/30/24	$15,268	$15,892	$16,902
5/31/24	$15,689	$16,332	$17,485
6/30/24	$15,363	$15,998	$17,250
7/31/24	$16,119	$16,794	$17,808
8/31/24	$16,606	$17,302	$18,335
9/30/24	$16,956	$17,673	$18,534
10/31/24	$15,948	$16,634	$17,565
11/30/24	$16,091	$16,792	$17,565
12/31/24	$15,579	$16,266	$17,074
1/31/25	$16,123	$16,836	$17,914
2/28/25	$16,323	$17,046	$18,185
3/31/25	$16,486	$17,226	$18,105
4/30/25	$17,504	$18,297	$18,940
5/31/25	$18,175	$19,001	$19,854
6/30/25	$18,758	$19,619	$20,422
7/31/25	$18,635	$19,502	$20,261
8/31/25	$19,388	$20,292	$21,101

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers FTSE Developed ex US Multifactor ETF - NAV	16.76%	8.58%	7.01%
FTSE Developed ex US Comprehensive Factor Index	17.28%	9.01%	7.51%
FTSE Developed ex US Net Tax (US RIC) Index	15.09%	10.40%	7.94%

AssetsNet			$ 52,243,980
Holdings Count | Holding			1,188
Advisory Fees Paid, Amount			$ 123,159
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	52,243,980
Number of Portfolio Holdings	1,188
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	123,159

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Industrials	24%
Financials	14%
Consumer Staples	12%
Consumer Discretionary	10%
Materials	9%
Communication Services	7%
Utilities	6%
Information Technology	6%
Health Care	5%
Real Estate	4%
Energy	2%

Geographical Diversification

Country	% of Net Assets
Japan	30%
United Kingdom	11%
Australia	9%
Sweden	4%
Canada	4%
Switzerland	4%
Germany	4%
South Korea	4%
France	4%
Israel	4%
Singapore	3%
Other	15%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	6.3% of Net Assets
Imperial Brands PLC (United Kingdom)	1.0%
Tesco PLC (United Kingdom)	0.7%
Fairfax Financial Holdings Ltd. (Canada)	0.7%
Bank Leumi Le-Israel BM (Israel)	0.7%
Koninklijke Ahold Delhaize NV (Netherlands)	0.6%
Brambles Ltd. (Australia)	0.6%
ENEOS Holdings, Inc. (Japan)	0.5%
Coles Group Ltd. (Australia)	0.5%
Bank Hapoalim BM (Israel)	0.5%
3i Group PLC (United Kingdom)	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000217052
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Kokusai Equity ETF
Class Name			Xtrackers MSCI Kokusai Equity ETF
Trading Symbol			KOKU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the Underlying Index). The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is also known as the MSCI World ex Japan Index.

The Fund returned 16.13% for the period ended August 31, 2025. The Fund's underlying index returned 15.85% and the Fund's broad-based index the MSCI World Index returned 15.68% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. Health Care was the only sector that contributed negatively to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the United States, Canada and Germany while Denmark and the Netherlands contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Kokusai Equity ETF - NAV	MSCI Kokusai Index (the Underlying Index)	MSCI World Index
4/8/20	$10,000	$10,000	$10,000
8/31/20	$13,166	$13,148	$13,043
2/28/21	$14,672	$14,634	$14,572
8/31/21	$17,231	$17,160	$16,925
2/28/22	$16,482	$16,395	$16,138
8/31/22	$14,723	$14,620	$14,374
2/28/23	$15,348	$15,215	$14,955
8/31/23	$17,082	$16,904	$16,616
2/29/24	$19,215	$18,992	$18,687
8/31/24	$21,364	$21,086	$20,677
2/28/25	$22,459	$22,144	$21,607
8/31/25	$24,809	$24,428	$23,918

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 4/8/20
Xtrackers MSCI Kokusai Equity ETF - NAV	16.13%	13.51%	18.33%
MSCI Kokusai Index	15.85%	13.19%	17.98%
MSCI World Index	15.68%	17.52%	17.52%

AssetsNet			$ 667,303,684
Holdings Count | Holding			1,147
Advisory Fees Paid, Amount			$ 563,583
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	667,303,684
Number of Portfolio Holdings	1,147
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	563,583

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Industrials	11%
Consumer Discretionary	10%
Health Care	9%
Communication Services	8%
Consumer Staples	6%
Energy	4%
Materials	3%
Utilities	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
United States	75%
United Kingdom	4%
Canada	3%
Switzerland	3%
France	3%
Germany	3%
Australia	2%
Other	7%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
NVIDIA Corp. (United States)	5.7%
Microsoft Corp. (United States)	4.8%
Apple, Inc. (United States)	4.7%
Alphabet, Inc. (United States)	3.1%
Amazon.com, Inc. (United States)	3.0%
Meta Platforms, Inc. (United States)	2.2%
Broadcom, Inc. (United States)	1.8%
Tesla, Inc. (United States)	1.3%
JPMorgan Chase & Co. (United States)	1.1%
Berkshire Hathaway, Inc. (United States)	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196640
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Class Name			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Trading Symbol			QARP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$20	0.19%

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.19%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® 2Qual/Val 5% Capped Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 10.27% for the period ended August 31, 2025. The Fund's underlying index returned 10.42% and the Fund's broad-based index the Russell 1000® Index returned 16.24% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Communication Services, Consumer Discretionary and Information Technology. Health Care was the only sector that contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 4/5/18
Xtrackers Russell 1000 US QARP ETF - NAV	10.27%	13.95%	13.31%
Russell 1000® 2Qual/Val 5% Capped Factor Index	10.42%	14.18%	13.54%
Russell 1000® Index	16.24%	14.34%	14.43%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 70,073,698
Holdings Count | Holding			352
Advisory Fees Paid, Amount			$ 122,611
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	70,073,698
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	122,611

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	40.6% of Net Assets
NVIDIA Corp.	5.7%
Alphabet, Inc.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	5.0%
Berkshire Hathaway, Inc.	4.8%
Walmart, Inc.	2.7%
Chevron Corp.	2.2%
Costco Wholesale Corp.	2.1%
Visa, Inc.	2.0%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152991
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell US Multifactor ETF
Class Name			Xtrackers Russell US Multifactor ETF
Trading Symbol			DEUS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$18	0.17%

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 8.87% for the period ended August 31, 2025. The Fund's underlying index returned 9.00% and the Fund's broad-based index the Russell 1000® Index returned 16.24% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Utilities. Materials was the only sector that contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers Russell US Multifactor ETF - NAV	8.87%	12.42%	10.81%
Russell 1000® Comprehensive Factor Index	9.00%	12.58%	10.97%
Russell 1000® Index	16.24%	14.34%	14.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 185,388,961
Holdings Count | Holding			860
Advisory Fees Paid, Amount			$ 288,828
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	185,388,961
Number of Portfolio Holdings	860
Portfolio Turnover Rate (%)	35
Total Net Advisory Fees Paid ($)	288,828

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	7.9% of Net Assets
Cardinal Health, Inc.	1.2%
Cencora, Inc.	1.0%
Altria Group, Inc.	0.9%
McKesson Corp.	0.8%
Cognizant Technology Solutions Corp.	0.7%
Jabil, Inc.	0.7%
Flex Ltd.	0.7%
VeriSign, Inc.	0.7%
Leidos Holdings, Inc.	0.6%
Synchrony Financial	0.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196639
Shareholder Report [Line Items]
Fund Name			Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Class Name			Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Trading Symbol			EMCR
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

The Fund returned 20.43% for the period ended August 31, 2025. The Fund's underlying index returned 20.05% and the Fund's broad-based index the MSCI Emerging Markets Index returned 16.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Communication Services and Information Technology. Consumer Staples and Utilities sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Taiwan and China while India, Indonesia and South Africa contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,478	$9,481	$9,546
1/31/19	$10,176	$10,179	$10,383
2/28/19	$10,363	$10,366	$10,406
3/31/19	$10,414	$10,413	$10,494
4/30/19	$10,708	$10,713	$10,715
5/31/19	$10,156	$10,164	$9,937
6/30/19	$10,754	$10,763	$10,557
7/31/19	$10,629	$10,640	$10,428
8/31/19	$10,344	$10,356	$9,920
9/30/19	$10,623	$10,633	$10,109
10/31/19	$11,039	$11,052	$10,535
11/30/19	$11,154	$11,172	$10,521
12/31/19	$11,614	$11,634	$11,306
1/31/20	$11,341	$11,368	$10,779
2/29/20	$10,494	$10,516	$10,210
3/31/20	$9,073	$9,087	$8,638
4/30/20	$9,779	$9,794	$9,429
5/31/20	$10,126	$10,142	$9,501
6/30/20	$10,636	$10,650	$10,200
7/31/20	$11,198	$11,215	$11,111
8/31/20	$11,663	$11,685	$11,357
9/30/20	$11,433	$11,450	$10,883
10/31/20	$11,214	$11,229	$10,649
11/30/20	$12,588	$12,602	$12,081
12/31/20	$13,166	$13,180	$12,734
1/31/21	$13,326	$13,344	$12,762
2/28/21	$13,457	$13,478	$13,015
3/31/21	$13,624	$13,646	$13,179
4/30/21	$13,996	$14,015	$13,567
5/31/21	$14,337	$14,359	$13,977
6/30/21	$14,326	$14,360	$13,901
7/31/21	$14,085	$14,123	$13,672
8/31/21	$14,794	$14,878	$13,755
9/30/21	$14,125	$14,223	$13,209
10/31/21	$14,280	$14,377	$13,339
11/30/21	$13,776	$13,871	$12,795
12/31/21	$14,000	$14,104	$13,035
1/31/22	$13,922	$14,022	$12,789
2/28/22	$13,479	$13,617	$12,406
3/31/22	$13,305	$13,400	$12,126
4/30/22	$12,527	$12,620	$11,452
5/31/22	$12,549	$12,647	$11,502
6/30/22	$11,713	$11,803	$10,738
7/31/22	$11,661	$11,750	$10,711
8/31/22	$11,709	$11,806	$10,756
9/30/22	$10,331	$10,417	$9,495
10/31/22	$9,987	$10,070	$9,200
11/30/22	$11,489	$11,590	$10,565
12/31/22	$11,313	$11,416	$10,416
1/31/23	$12,258	$12,369	$11,239
2/28/23	$11,487	$11,594	$10,510
3/31/23	$11,830	$11,941	$10,829
4/30/23	$11,640	$11,750	$10,706
5/31/23	$11,554	$11,669	$10,526
6/30/23	$12,000	$12,122	$10,926
7/31/23	$12,687	$12,822	$11,606
8/31/23	$11,946	$12,074	$10,891
9/30/23	$11,605	$11,734	$10,606
10/31/23	$11,163	$11,284	$10,194
11/30/23	$12,124	$12,270	$11,010
12/31/23	$12,526	$12,704	$11,440
1/31/24	$11,978	$12,158	$10,909
2/29/24	$12,537	$12,738	$11,428
3/31/24	$12,816	$13,022	$11,679
4/30/24	$12,851	$13,059	$11,764
5/31/24	$12,935	$13,143	$11,830
6/30/24	$13,463	$13,719	$12,297
7/31/24	$13,529	$13,804	$12,333
8/31/24	$13,724	$14,059	$12,532
9/30/24	$14,818	$15,205	$13,369
10/31/24	$14,274	$14,601	$12,775
11/30/24	$13,849	$14,130	$12,316
12/31/24	$13,825	$14,114	$12,299
1/31/25	$13,887	$14,299	$12,518
2/28/25	$14,222	$14,483	$12,579
3/31/25	$14,167	$14,431	$12,659
4/30/25	$14,309	$14,592	$12,825
5/31/25	$14,927	$15,238	$13,372
6/30/25	$15,806	$16,149	$14,176
7/31/25	$16,163	$16,506	$14,453
8/31/25	$16,528	$16,878	$14,638

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	20.43%	7.22%	7.74%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR	20.05%	7.63%	8.07%
MSCI Emerging Markets Index	16.80%	5.21%	5.81%

AssetsNet			$ 40,510,298
Holdings Count | Holding			1,347
Advisory Fees Paid, Amount			$ 79,409
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	40,510,298
Number of Portfolio Holdings	1,347
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	79,409

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Information Technology	26%
Financials	24%
Communication Services	14%
Consumer Discretionary	13%
Health Care	6%
Industrials	6%
Consumer Staples	4%
Materials	4%
Real Estate	2%
Utilities	1%
Energy	0%

Geographical Diversification

Country	% of Net Assets
China	29%
Taiwan	20%
India	15%
South Korea	10%
Hong Kong	4%
Brazil	4%
South Africa	3%
Saudi Arabia	2%
United Arab Emirates	2%
Mexico	2%
Other	9%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	27.7% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.7%
Tencent Holdings Ltd. (China)	6.5%
Alibaba Group Holding Ltd. (Hong Kong)	3.4%
Samsung Electronics Co. Ltd. (South Korea)	2.0%
PDD Holdings, Inc. (Ireland)	1.3%
HDFC Bank Ltd. (India)	1.1%
Xiaomi Corp. (China)	1.0%
Infosys Ltd. (India)	0.9%
Naspers Ltd. (South Africa)	0.9%
SK Hynix, Inc. (South Korea)	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196638
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE Selection Equity ETF
Class Name			Xtrackers MSCI EAFE Selection Equity ETF
Trading Symbol			EASG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$14	0.14%

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 14
Expense Ratio, Percent			0.14%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

The Fund returned 6.97% for the period ended August 31, 2025. The Fund's underlying index returned 6.98% and the Fund's broad-based index the MSCI EAFE Index returned 13.87% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Communication Services. Health Care, Information Technology and Materials sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and Italy while Denmark, the Netherlands and Israel contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI EAFE Selection Equity ETF - NAV	MSCI EAFE Selection Index (the Underlying Index)	MSCI EAFE Index
9/6/18	$10,000	$10,000	$10,000
9/30/18	$10,245	$10,245	$10,287
10/31/18	$9,399	$9,396	$9,468
11/30/18	$9,461	$9,461	$9,457
12/31/18	$8,988	$8,984	$8,998
1/31/19	$9,532	$9,533	$9,589
2/28/19	$9,773	$9,776	$9,833
3/31/19	$9,817	$9,820	$9,895
4/30/19	$10,120	$10,113	$10,173
5/31/19	$9,691	$9,681	$9,685
6/30/19	$10,274	$10,265	$10,259
7/31/19	$10,121	$10,115	$10,129
8/31/19	$9,911	$9,905	$9,867
9/30/19	$10,256	$10,249	$10,149
10/31/19	$10,687	$10,681	$10,514
11/30/19	$10,797	$10,792	$10,633
12/31/19	$11,134	$11,130	$10,978
1/31/20	$10,964	$10,960	$10,749
2/29/20	$10,016	$10,014	$9,777
3/31/20	$8,799	$8,792	$8,472
4/30/20	$9,363	$9,355	$9,020
5/31/20	$9,802	$9,796	$9,412
6/30/20	$10,152	$10,146	$9,733
7/31/20	$10,413	$10,406	$9,960
8/31/20	$10,911	$10,903	$10,472
9/30/20	$10,687	$10,677	$10,200
10/31/20	$10,190	$10,183	$9,792
11/30/20	$11,774	$11,767	$11,310
12/31/20	$12,298	$12,293	$11,836
1/31/21	$12,174	$12,170	$11,710
2/28/21	$12,322	$12,316	$11,973
3/31/21	$12,620	$12,608	$12,248
4/30/21	$12,931	$12,917	$12,617
5/31/21	$13,371	$13,356	$13,069
6/30/21	$13,200	$13,195	$12,881
7/31/21	$13,331	$13,326	$12,978
8/31/21	$13,672	$13,669	$13,207
9/30/21	$13,262	$13,252	$12,824
10/31/21	$13,619	$13,610	$13,139
11/30/21	$12,987	$12,978	$12,528
12/31/21	$13,689	$13,681	$13,169
1/31/22	$12,913	$12,907	$12,533
2/28/22	$12,567	$12,566	$12,311
3/31/22	$12,654	$12,648	$12,391
4/30/22	$11,856	$11,846	$11,589
5/31/22	$11,849	$11,831	$11,676
6/30/22	$10,797	$10,781	$10,592
7/31/22	$11,372	$11,356	$11,120
8/31/22	$10,743	$10,731	$10,592
9/30/22	$9,683	$9,668	$9,601
10/31/22	$10,210	$10,194	$10,118
11/30/22	$11,376	$11,358	$11,257
12/31/22	$11,371	$11,356	$11,266
1/31/23	$12,332	$12,316	$12,178
2/28/23	$12,078	$12,063	$11,924
3/31/23	$12,409	$12,388	$12,220
4/30/23	$12,824	$12,803	$12,565
5/31/23	$12,310	$12,285	$12,033
6/30/23	$12,813	$12,784	$12,581
7/31/23	$13,184	$13,155	$12,988
8/31/23	$12,657	$12,629	$12,490
9/30/23	$12,183	$12,156	$12,064
10/31/23	$11,713	$11,686	$11,575
11/30/23	$12,814	$12,787	$12,649
12/31/23	$13,521	$13,494	$13,321
1/31/24	$13,642	$13,614	$13,398
2/29/24	$13,839	$13,812	$13,643
3/31/24	$14,219	$14,187	$14,076
4/30/24	$13,952	$13,917	$13,731
5/31/24	$14,527	$14,493	$14,262
6/30/24	$14,439	$14,407	$14,032
7/31/24	$14,752	$14,719	$14,444
8/31/24	$15,230	$15,199	$14,914
9/30/24	$15,310	$15,278	$15,051
10/31/24	$14,300	$14,272	$14,233
11/30/24	$14,235	$14,210	$14,152
12/31/24	$13,821	$13,797	$13,830
1/31/25	$14,425	$14,400	$14,557
2/28/25	$14,582	$14,557	$14,839
3/31/25	$14,395	$14,363	$14,779
4/30/25	$15,019	$14,982	$15,456
5/31/25	$15,642	$15,603	$16,164
6/30/25	$15,989	$15,952	$16,520
7/31/25	$15,695	$15,662	$16,288
8/31/25	$16,291	$16,260	$16,982

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 9/6/18
Xtrackers MSCI EAFE Selection Equity ETF - NAV	6.97%	8.35%	7.24%
MSCI EAFE Selection Index	6.98%	8.32%	7.20%
MSCI EAFE Index	13.87%	10.15%	7.87%

Material Change Date		Sep. 01, 2024
AssetsNet			$ 61,124,411
Holdings Count | Holding			359
Advisory Fees Paid, Amount			$ 76,351
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	61,124,411
Number of Portfolio Holdings	359
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	76,351

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	18%
Health Care	12%
Consumer Discretionary	10%
Consumer Staples	8%
Information Technology	7%
Materials	6%
Communication Services	6%
Utilities	4%
Energy	2%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	14%
France	13%
Switzerland	9%
Netherlands	7%
Australia	5%
Germany	5%
Sweden	5%
Denmark	3%
Italy	3%
Spain	3%
Other	5%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	19.5% of Net Assets
ASML Holding NV (Netherlands)	3.0%
AstraZeneca PLC (United Kingdom)	2.5%
Novartis AG (Switzerland)	2.4%
HSBC Holdings PLC (United Kingdom)	2.3%
Novo Nordisk A/S (Denmark)	1.8%
Sony Group Corp. (Japan)	1.7%
Unilever PLC (United Kingdom)	1.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.5%
Schneider Electric SE (France)	1.4%
TotalEnergies SE (France)	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 3, 2025, the Fund changed its name from Xtrackers MSCI EAFE ESG Leaders Equity ETF to Xtrackers MSCI EAFE Selection Equity ETF due to a change in the name of the Fund's Underlying Index from MSCI EAFE ESG Leaders Index to MSCI EAFE Selection Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Material Fund Change Name [Text Block]			Effective February 3, 2025, the Fund changed its name from Xtrackers MSCI EAFE ESG Leaders Equity ETF to Xtrackers MSCI EAFE Selection Equity ETF due to a change in the name of the Fund's Underlying Index from MSCI EAFE ESG Leaders Index to MSCI EAFE Selection Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196637
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Emerging Markets Climate Selection ETF
Class Name			Xtrackers MSCI Emerging Markets Climate Selection ETF
Trading Symbol			EMCS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index (the Underlying Index). The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries that meet certain environmental, social and governance ("ESG") criteria, as defined by the index provider.

The Fund returned 18.80% for the period ended August 31, 2025. The Fund's underlying index returned 18.99% and the Fund's broad-based index the MSCI Emerging Markets Index returned 16.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. Energy, Utilities and Materials sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Taiwan and South Korea while India, Indonesia and Turkey contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Emerging Markets Climate Selection ETF - NAV	MSCI Global Climate 500 Emerging Markets Selection Index (the Underlying Index)	MSCI Emerging Markets Index	MSCI Emerging Markets ESG Leaders Index
12/6/18	$10,000	$10,000	$10,000	$10,000
12/31/18	$9,543	$9,542	$9,546	$9,551
1/31/19	$10,391	$10,390	$10,383	$10,399
2/28/19	$10,386	$10,384	$10,406	$10,393
3/31/19	$10,487	$10,494	$10,494	$10,503
4/30/19	$10,756	$10,768	$10,715	$10,778
5/31/19	$9,945	$9,969	$9,937	$9,978
6/30/19	$10,501	$10,533	$10,557	$10,543
7/31/19	$10,452	$10,491	$10,428	$10,500
8/31/19	$9,983	$10,018	$9,920	$10,027
9/30/19	$10,070	$10,107	$10,109	$10,116
10/31/19	$10,522	$10,565	$10,535	$10,575
11/30/19	$10,608	$10,660	$10,521	$10,669
12/31/19	$11,367	$11,427	$11,306	$11,438
1/31/20	$10,827	$10,893	$10,779	$10,903
2/29/20	$10,343	$10,395	$10,210	$10,404
3/31/20	$8,797	$8,839	$8,638	$8,847
4/30/20	$9,664	$9,712	$9,429	$9,721
5/31/20	$9,726	$9,770	$9,501	$9,779
6/30/20	$10,546	$10,598	$10,200	$10,607
7/31/20	$11,695	$11,759	$11,111	$11,769
8/31/20	$12,009	$12,076	$11,357	$12,087
9/30/20	$11,851	$11,918	$11,174	$11,929
10/31/20	$12,296	$12,372	$11,405	$12,383
11/30/20	$12,999	$13,078	$12,459	$13,090
12/31/20	$13,629	$13,723	$13,375	$13,735
1/31/21	$14,457	$14,551	$13,785	$14,563
2/28/21	$14,386	$14,490	$13,891	$14,503
3/31/21	$14,195	$14,295	$13,681	$14,308
4/30/21	$14,586	$14,688	$14,022	$14,701
5/31/21	$14,576	$14,683	$14,183	$14,696
6/30/21	$14,889	$15,009	$14,372	$15,023
7/31/21	$13,847	$13,956	$13,404	$13,968
8/31/21	$14,230	$14,340	$13,755	$14,352
9/30/21	$13,586	$13,709	$13,209	$13,721
10/31/21	$13,827	$13,948	$13,339	$13,961
11/30/21	$13,152	$13,262	$12,795	$13,274
12/31/21	$13,321	$13,440	$13,035	$13,452
1/31/22	$13,180	$13,292	$12,789	$13,304
2/28/22	$12,508	$12,704	$12,406	$12,715
3/31/22	$12,353	$12,472	$12,126	$12,483
4/30/22	$11,523	$11,638	$11,452	$11,649
5/31/22	$11,558	$11,659	$11,502	$11,669
6/30/22	$10,764	$10,853	$10,738	$10,862
7/31/22	$10,607	$10,706	$10,711	$10,716
8/31/22	$10,595	$10,714	$10,756	$10,723
9/30/22	$9,263	$9,356	$9,495	$9,365
10/31/22	$8,871	$8,967	$9,200	$8,975
11/30/22	$10,359	$10,482	$10,565	$10,492
12/31/22	$10,260	$10,376	$10,416	$10,385
1/31/23	$11,198	$11,313	$11,239	$11,323
2/28/23	$10,413	$10,522	$10,510	$10,532
3/31/23	$10,777	$10,891	$10,829	$10,900
4/30/23	$10,481	$10,591	$10,706	$10,601
5/31/23	$10,273	$10,398	$10,526	$10,407
6/30/23	$10,652	$10,785	$10,926	$10,795
7/31/23	$11,283	$11,429	$11,606	$11,439
8/31/23	$10,539	$10,682	$10,891	$10,692
9/30/23	$10,194	$10,335	$10,606	$10,345
10/31/23	$9,814	$9,948	$10,194	$9,957
11/30/23	$10,530	$10,686	$11,010	$10,695
12/31/23	$10,838	$11,015	$11,440	$11,025
1/31/24	$10,374	$10,549	$10,909	$10,559
2/29/24	$10,804	$10,995	$11,428	$11,005
3/31/24	$11,043	$11,239	$11,679	$11,249
4/30/24	$11,140	$11,346	$11,764	$11,356
5/31/24	$11,257	$11,473	$11,830	$11,483
6/30/24	$11,752	$11,995	$12,297	$12,005
7/31/24	$11,767	$12,016	$12,333	$12,027
8/31/24	$12,093	$12,376	$12,532	$12,387
9/30/24	$13,076	$13,400	$14,453	$13,594
10/31/24	$12,516	$12,784	$14,176	$12,969
11/30/24	$11,967	$12,277	$13,372	$12,547
12/31/24	$12,032	$12,328	$12,825	$12,648
1/31/25	$12,158	$12,642	$12,659	$12,919
2/28/25	$12,679	$12,994	$12,579	$13,139
3/31/25	$12,679	$12,992	$12,518	$13,059
4/30/25	$12,703	$13,038	$12,299	$13,270
5/31/25	$13,278	$13,640	$12,316	$13,899
6/30/25	$14,121	$14,521	$12,775	$14,756
7/31/25	$14,325	$14,716	$13,369	$15,145
8/31/25	$14,366	$14,726	$14,638	$15,311

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers MSCI Emerging Markets Climate Selection ETF - NAV	18.80%	3.65%	5.52%
MSCI Global Climate 500 Emerging Markets Selection Index	18.99%	4.05%	5.92%
MSCI Emerging Markets Index	16.80%	5.21%	5.81%
MSCI Emerging Markets ESG Leaders Index	21.96%	4.56%	6.53%

Material Change Date		Sep. 01, 2024
AssetsNet			$ 480,740,720
Holdings Count | Holding			64
Advisory Fees Paid, Amount			$ 441,437
InvestmentCompanyPortfolioTurnover			171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	480,740,720
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	171
Total Net Advisory Fees Paid ($)	441,437

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Financials	38%
Information Technology	30%
Consumer Discretionary	14%
Communication Services	11%
Energy	3%
Consumer Staples	1%
Materials	1%
Utilities	1%
Industrials	0%

Geographical Diversification

Country	% of Net Assets
Taiwan	32%
China	24%
India	16%
South Korea	7%
Brazil	5%
Hong Kong	5%
South Africa	4%
Ireland	2%
Other	4%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	46.7% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.9%
Tencent Holdings Ltd. (China)	8.9%
Samsung Electronics Co. Ltd. (South Korea)	4.6%
Alibaba Group Holding Ltd. (Hong Kong)	4.6%
HDFC Bank Ltd. (India)	2.5%
Ping An Insurance Group Co. of China Ltd. (China)	2.4%
Xiaomi Corp. (China)	2.3%
China Construction Bank Corp. (China)	2.3%
SK Hynix, Inc. (South Korea)	2.1%
Reliance Industries Ltd. (India)	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective November 5, 2024:

i. the Fund's name changed from Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to Xtrackers MSCI Emerging Markets Climate Selection ETF;

ii. the Fund’s investment objective changed from seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index to seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index; and

iii. the Fund’s Underlying Index changed from the MSCI Emerging Markets ESG Leaders Index to the MSCI Global Climate 500 Emerging Markets Selection Index.

Effective November 5, 2024, the Fund began a contractual expense limitation that capped the fund’s operating expenses at 0.15%. Prior to November 5, 2024 the Fund did not have a contractual cap.

Effective November 12, 2024, the Fund’s unitary advisory fee was reduced from 0.20% to 0.15%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Material Fund Change Name [Text Block]			i. the Fund's name changed from Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to Xtrackers MSCI Emerging Markets Climate Selection ETF;
Material Fund Change Objectives [Text Block]			ii. the Fund’s investment objective changed from seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index to seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index; and
Material Fund Change Expenses [Text Block]			Effective November 5, 2024, the Fund began a contractual expense limitation that capped the fund’s operating expenses at 0.15%. Prior to November 5, 2024 the Fund did not have a contractual cap.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since September 1, 2024.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000241385
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA Climate Action Equity ETF
Class Name			Xtrackers MSCI USA Climate Action Equity ETF
Trading Symbol			USCA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$8	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the Underlying Index) which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

The Fund returned 14.82% for the period ended August 31, 2025. The Fund's underlying index returned 14.93% and the Fund's broad-based index the MSCI USA Index returned 16.45% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. Health Care, Consumer Staples and Energy sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 4/4/23
Xtrackers MSCI USA Climate Action Equity ETF - NAV	14.82%	23.16%
MSCI USA Climate Action Index	14.93%	23.21%
MSCI USA Index	16.45%	22.48%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 3,086,685,461
Holdings Count | Holding			274
Advisory Fees Paid, Amount			$ 1,883,226
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	3,086,685,461
Number of Portfolio Holdings	274
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,883,226

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	37.7% of Net Assets
NVIDIA Corp.	7.3%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc.	4.3%
Tesla, Inc.	2.6%
JPMorgan Chase & Co.	2.2%
Visa, Inc.	1.6%
Eli Lilly & Co.	1.6%
Netflix, Inc.	1.4%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000210444
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA Selection Equity ETF
Class Name			Xtrackers MSCI USA Selection Equity ETF
Trading Symbol			USSG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

The Fund returned 14.70% for the period ended August 31, 2025. The Fund's underlying index returned 14.81% and the Fund's broad-based index the MSCI USA Index returned 16.45% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Consumer Discretionary and Financials. Health Care and Consumer Staples sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 3/7/19
Xtrackers MSCI USA Selection Equity ETF - NAV	14.70%	14.79%	15.83%
MSCI USA Selection Index	14.81%	14.89%	15.92%
MSCI USA Index	16.45%	14.45%	15.78%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 577,188,130
Holdings Count | Holding			275
Advisory Fees Paid, Amount			$ 642,642
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	577,188,130
Number of Portfolio Holdings	275
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	642,642

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	47.4% of Net Assets
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Alphabet, Inc.	7.8%
Tesla, Inc.	3.3%
Visa, Inc.	2.0%
Eli Lilly & Co.	2.0%
Mastercard, Inc.	1.7%
Johnson & Johnson	1.4%
Home Depot, Inc.	1.4%
Procter & Gamble Co.	1.3%

Material Fund Change Name [Text Block]			Effective February 3, 2025, the Fund changed its name from Xtrackers MSCI USA ESG Leaders Equity ETF to Xtrackers MSCI USA Selection Equity ETF due to a change in the name of the Fund's Underlying Index from MSCI USA ESG Leaders Index to MSCI USA Selection Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000236536
Shareholder Report [Line Items]
Fund Name			Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Class Name			Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Trading Symbol			USNZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the Underlying Index), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

The Fund returned 12.71% for the period ended August 31, 2025. The Fund's underlying index returned 12.81% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. Health Care, Consumer Staples and Utilities sectors contributed negatively to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 6/28/22
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	12.71%	18.07%
Solactive ISS ESG United States Net Zero Pathway Enhanced Index	12.81%	18.15%
S&P 500® Index	15.88%	18.97%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 265,275,245
Holdings Count | Holding			318
Advisory Fees Paid, Amount			$ 233,622
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	265,275,245
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	233,622

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	43.6% of Net Assets
Microsoft Corp.	8.8%
Apple, Inc.	8.1%
NVIDIA Corp.	8.0%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.6%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000247939
Shareholder Report [Line Items]
Fund Name			Xtrackers RREEF Global Natural Resources ETF
Class Name			Xtrackers RREEF Global Natural Resources ETF
Trading Symbol			NRES
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$46	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 46
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks total return from both capital appreciation and current income. The fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

The Fund returned 3.23% for the period ended August 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 15.68% for the same period, while the Fund's additional, more narrowly based index, S&P Global Natural Resources Net TR index returned 6.64%.

Metals & Mining and Chemicals were the only positive contributors to performance. Oil, Gas & Consumable Fuels, Paper & Forest Products and Containers & Packaging sectors contributed negatively to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from South Africa, Canada and the United States while South Korea, Finland and France contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers RREEF Global Natural Resources ETF - NAV	MSCI World Index	S&P Global Natural Resources Net TR index
2/27/24	$10,000	$10,000	$10,000
2/29/24	$9,993	$10,018	$10,046
3/31/24	$10,893	$10,337	$10,872
4/30/24	$10,919	$9,956	$10,865
5/31/24	$11,231	$10,401	$11,159
6/30/24	$10,721	$10,612	$10,664
7/31/24	$10,935	$10,799	$10,811
8/31/24	$10,875	$11,085	$10,794
9/30/24	$11,060	$11,309	$11,028
10/31/24	$10,678	$11,084	$10,534
11/30/24	$10,543	$11,593	$10,455
12/31/24	$9,755	$11,291	$9,716
1/31/25	$10,301	$11,689	$10,259
2/28/25	$10,289	$11,605	$10,238
3/31/25	$10,399	$11,089	$10,390
4/30/25	$9,971	$11,187	$10,072
5/31/25	$10,292	$11,849	$10,366
6/30/25	$10,626	$12,361	$10,729
7/31/25	$10,555	$12,520	$10,806
8/31/25	$11,227	$12,846	$11,511

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 2/27/24
Xtrackers RREEF Global Natural Resources ETF - NAV	3.23%	7.95%
MSCI World Index	15.68%	18.01%
S&P Global Natural Resources Net TR index	6.64%	9.75%

AssetsNet			$ 31,616,471
Holdings Count | Holding			57
Advisory Fees Paid, Amount			$ 133,438
InvestmentCompanyPortfolioTurnover			143.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	31,616,471
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	143
Total Net Advisory Fees Paid ($)	133,438

Holdings [Text Block]

Sector Allocation

Industry	% of Net Assets
Metals & Mining	36%
Oil, Gas & Consumable Fuels	31%
Paper & Forest Products	9%
Chemicals	8%
Containers & Packaging	7%
Food Products	6%
Energy Equipment & Services	1%
Specialized REITs	1%

Geographical Diversification

Country	% of Net Assets
United States	35%
Canada	17%
United Kingdom	16%
Finland	5%
Switzerland	4%
South Africa	4%
Brazil	4%
Ireland	3%
France	3%
India	3%
Chile	2%
Other	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holdings	42.2% of Net Assets
Shell PLC (United Kingdom)	6.8%
Exxon Mobil Corp. (United States)	5.1%
Newmont Corp. (United States)	4.9%
Rio Tinto PLC (United Kingdom)	4.4%
Steel Dynamics, Inc. (United States)	4.1%
Gold Fields Ltd. (South Africa)	3.9%
Nutrien Ltd. (Canada)	3.8%
UPM-Kymmene OYJ (Finland)	3.4%
Smurfit WestRock PLC (Ireland)	3.1%
TotalEnergies SE (France)	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting

[1]	Based on the period July 24, 2025 (commencement of operations) through August 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Annualized.